Income taxes - Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$ 382,448	$ 329,099
Pension and OPEB	54,113	48,586
Environmental obligation	15,541	14,790
Regulatory liabilities	160,200	161,560
Other	59,103	45,193
Total deferred income tax assets	671,405	599,228
Less: valuation allowance	(29,447)	(28,018)
Total deferred tax assets	641,958	571,210
Deferred tax liabilities:
Property, plant and equipment	(707,185)	(653,962)
Outside basis in partnership	235,063	167,659
Regulatory accounts	145,852	113,758
Other	14,811	7,561
Total deferred tax liabilities	1,102,911	942,940
Net deferred tax liabilities	(460,953)	(371,730)
Deferred tax assets	30,585	72,415
Deferred tax liabilities	$ (491,538)	$ (444,145)